NONEXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
NONEXEMPT TRANSACTIONS	NONEXEMPT TRANSACTIONS
Defined contribution plans are required to remit employee contributions to the Plan as soon as they can be reasonably segregated from the employer's general assets. While the Company remitted all employee contributions to the Plan, contributions and loan repayments of $12,037 were not remitted within the required time period for the year ended December 31, 2025.